Consolidated Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income for the year	$ 3,359,870	$ 2,838,337	$ 4,040,311	$ 2,585,960
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	158,502	128,086	178,178	157,790
Amortization of land use rights and yew forest assets	259,221	213,131	292,739	47,772
Loss on disposal of fixed assets		9,877	9,975	7,849
Common stock issued for compensation				50,000
Changes in operating assets and liabilities:
Accounts receivable	(531,020)			2,353,974
Accounts receivable — related party				59,746
Prepaid taxes				13,398
Inventories	(2,335,370)	859,356	606,202	(222,171)
Prepaid and other current assets	(13,812)	(5,043)	1,867	4,390
Advances to suppliers				633,435
Prepaid rent- related party	(67,361)
Accounts payable	(451,897)	501,672	(511,018)	1,736,923
Accrued expenses and other payable	(66,648)	2,234	62,115	27,798
Due to related parties	27,247		25,867
Taxes payable	7,081	(5,935)	(6,781)	6,833
Advances from customers		(173,686)	(329,033)	313,627
NET CASH PROVIDED BY OPERATING ACTIVITIES	345,813	4,368,029	4,370,422	7,777,324
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from disposal of property and equipment		19,982	19,695	26,554
Purchase of property and equipment	(208,524)	(133,678)	(191,821)	(169,086)
Purchase of land use rights and yew forest assets	(65,749)	(5,494,788)	(5,515,590)	(9,021,506)
NET CASH USED IN INVESTING ACTIVITIES	(274,273)	(5,608,484)	(5,687,716)	(9,164,038)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments to related party	(239,043)
Proceeds from related party advances		137,480	88,119	434,112
Proceeds from refundable common stock subscription				950,000
Payments of directors advances				(57,488)
Proceeds from directors advances		62,944
NET CASH PROVIDED BY FINANCING ACTIVITIES	(239,043)	200,424	88,119	1,326,624
EFFECT OF EXCHANGE RATE ON CASH	2,930	(21,968)	111,058	27,489
NET (DECREASE) IN CASH	(164,573)	(1,061,999)	(1,118,117)	(32,601)
CASH — beginning of year	732,371	1,850,488	1,850,488	1,883,089
CASH — end of year	567,798	788,489	732,371	1,850,488
Cash paid for:
Interest				921
Income taxes
Non-cash investing and financing activities
Common stock issued for common stock refundable subscription	950,000
Property and equipment reclassified to inventory				$ 83,272